Business Combination - Somos - Anglo (Predecessor) (Details 2) - Somos - Anglo (Predecessor) - Livraria Livro Facil Ltda R$ in Thousands	Dec. 31, 2017 BRL (R$)
Business Combinations
Cash and cash equivalents	R$ 1,013
Trade receivables	3,349
Inventories	34,250	[1]
Taxes recoverable	205
Other Assets	1,615
Property, plant and equipment	514
Intangible assets	7,050	[2]
Suppliers	(34,795)
Taxes payable	(919)
Income tax and social contribution payable	(292)
Net Assets (A)	11,990
Goodwill	11,835
Acquisition total cost	R$ 23,825

[1]	Fair values adjustments were obtained based on the market comparison technique – i.e. the fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.
[2]	Substantially refers to “Customer Portfolio which its asset’s fair value was obtained based on the estimated revenue taking into account the contractual customer relationships existing on the acquisition date, with an average contract termination period and a nominal discount rate of 15.00% p.a. was used, which is equivalent to the Weighted Averaged Cost of Capital (“WACC”).